As filed with the Securities and Exchange Commission on August 30, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22394

CHOU AMERICA MUTUAL FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Michael J. McKeen, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2013 – June 30, 2013

ITEM 1. REPORT TO STOCKHOLDERS.

CHOU AMERICA MUTUAL FUNDS

Semi-Annual Report
 June 30, 2013
(Unaudited)

Fund Adviser:
Chou America Management Inc.
110 Sheppard Ave. East
Suite 301, Box 18
Toronto, Ontario, Canada M2N 6Y8
Toll Free: (877) 755-5188

TABLE OF CONTENTS

A Message to our Shareholders	1
Performance Charts and Analysis	4
Schedules of Investments	6
Statements of Assets and Liabilities	8
Statements of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	13
Additional Information	19

CHOU OPPORTUNITY FUND A MESSAGE TO OUR SHAREHOLDERS JUNE 30, 2013

Dear Shareholder,

During the first six months of 2013, the Chou Opportunity Fund (the “Fund”) was up 15.96%, while the S&P 500 Index (S&P 500) generated a return of 13.82% during the same period. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Portfolio Commentary

Overstock.com (OSTK) was the largest contributor to the positive performance of the Fund. The stock increased in value to $28.20 as of June 30, 2013, up from $13.95 as of December 31, 2012. As you may recall, this is what we wrote about OSTK in the 2012 semi-annual report:

“Overstock.com is harder to evaluate but recent transactions within its industry provide a sense of its worth.  For example, in 2009 Amazon bought Zappos, a company that is similar but different in many ways, at close to one times revenue. At one times revenue, OSTK’s intrinsic value is more than $40 per share whereas its stock price closed on June 29 at $6.91 per share. One important caveat: This type of comparison is fraught with danger and should be viewed as just a frame of reference. At the end of the day, OSTK’s earning power or its future potential earnings based on its revenue growth (or lack of it) will determine its intrinsic value. So, be extremely cautious when using only revenue as a basis for estimating intrinsic value. It must be substantiated by earnings. If the earning power is not there, then a company’s value is strictly the value of its liquidated assets minus its liabilities. Under that scenario, OSTK would be worth almost nothing. On the other hand, OSTK is debt free after taking into account the cash on its balance sheet, management currently has been buying shares and the founder owns a huge chunk of the company. Since management has been quick to admit that they have made many missteps along the way, we believe they are now on the right path. We especially like OSTK’s fulfillment partner business, through which they sell merchandise of other retailers, cataloguers or manufacturers via their website, which accounts for approximately 80% of its revenue. At the June 29 closing price of $6.91, we think the stock is compellingly cheap.”

We are pleased with the results of this investment. Even when we buy deeply undervalued stocks, we cannot predict when the market will begin to reflect what we believe to be their value. This just shows that patience is an important virtue in value investing.

Another significant contributor to the performance of our investment in OSTK was that we kept purchasing additional shares as the company's stock price declined, dramatically reducing our overall cost in the stock. Good ideas are hard to find, so it is important to buy as much as you can when a reasonably decent company is selling at a distressed price.

As the price of OSTK has now risen significantly and is trading closer to its intrinsic value, we have drastically reduced our position.

As a group, our investments in the TARP warrants of Bank of America, JPMorgan Chase and Wells Fargo worked out well during the first six months of 2013. TARP warrants have several characteristics that make them appealing long-term investments.  Specifically, they are long dated, with most expiring around 2018-2019. This time frame of six-plus years allows banks to grow their intrinsic value to a high enough level to have an appreciable impact on the strike price of the stock warrant. In addition, we believe the strike price will be adjusted downward for any quarterly dividend that exceeds a set price. This is rarely seen in a stock warrant. An example: for Bank of America, class 'A' warrants, the strike price is adjusted downward for any quarterly dividend paid exceeding one cent a share.

Bank TARP warrants are complex, with terms and conditions that are unique to each bank. Thus we encourage you to research them for yourself and draw your own conclusions. The legalese is quite intimidating but there is some help on the way. Some banks have started to pay dividends that exceed a set price, and we are starting to see how anti-dilution clauses that were added to protect TARP warrant holders apply with regard to:

a) The adjustment of the strike price.
b) The adjustment to the number of shares you can purchase for each warrant you hold.

Our investment in the MannKind Corporation's 3.75% notes that mature in 2013 worked out well during the first six months of 2013. The notes increased in value to $97.75 as of June 30, 2013 from $71 as of December 31, 2012.

Our common stock investment in MBIA Inc. has also performed well, increasing in value to $13.31 as of June 30, 2013 from $8.16 as of December 31, 2012. There was a big overhang on the stock and that was removed when MBIA and Bank of America settled their lawsuits.

In general, we believe that stocks and non-investment grade bonds are fairly valued. Our cash and short-term treasuries holdings of approximately 40% as of June 30 reflect our caution. We do not time the market but when bargains are scarce, we are happy to hold cash

1

CHOU OPPORTUNITY FUND A MESSAGE TO OUR SHAREHOLDERS JUNE 30, 2013

equivalents as an alternative. A large cash position protects the Fund in down periods, but may reduce the Fund’s returns when market conditions are more favorable.

Investors should be advised that due to our portfolio’s high exposure to two names - Resolute Forest Products and Sears Holdings, the net asset value of the Fund can be volatile.  However, we are not bothered by this volatility because our focus has always been, and continues to be, on how inexpensive the stocks are, relative to their intrinsic value. In my view, these two stocks are currently trading at significant discounts to their intrinsic value.

Yours truly,

Francis Chou
Portfolio Manager and CEO
Chou America Management Inc.

The views in this report were those of the Fund manager as of June 30, 2013, and may not reflect his view on the date this report is first published or anytime thereafter.  The views are intended to assist the shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.  This letter may contain discussions about certain investments held and not held in the portfolio.  All current and future holdings are subject to risk and to change.  There can be no guarantee of success with any technique, strategy or investment.

The S&P 500 is an unmanaged index representing the average performance of 500 widely held, publicly traded, large capitalization stocks.  One cannot invest directly in an index.

2

CHOU INCOME FUND A MESSAGE TO OUR SHAREHOLDERS JUNE 30, 2013

Dear Shareholder,

During the first six months of 2013, the Chou Income Fund (the “Fund”) was up 18.82%, while the Barclays Capital U.S. Corporate High Yield Index generated a return of 1.42% during the same period.  For the year 2012 our return was 34.7%.  The Fund’s past performance is not necessarily indicative of how the Fund will perform in the future.

However, we caution it would be difficult to extrapolate the Fund's 2012 and the 2013 returns into the future. Our returns during this time frame will be virtually impossible to duplicate due to current prices of non-investment grade securities. As a result, we will be holding fewer non-investment grade debt securities and more short-term cash equivalents like Treasury bills.  We note that, during the six-month period ended June 30, 2013, the Fund at times maintained a large position in cash and cash equivalents.  A large cash position protects the Fund in down periods, but may reduce the Fund’s returns when market conditions are more favorable.

Portfolio Commentary

Our returns were enhanced by the fact that the Fund was concentrated in a few undervalued debt securities, such as MannKind Corporation's 3¾% and R.H. Donnelley Corp.'s term loan. When we bought into it, we believed MannKind’s 3¾%, debt security maturing in December 2013 was attractively priced, even though its future performance depends on FDA approval of the drug Afrezza.

In the case of R.H. Donnelley's term loan, we bought into it as we believed it was well covered by its earning power, assets, and covenants that are protective to debt holders. In addition, this term loan comes with a cash flow sweep, which means that any free cash flow remaining after all operational needs are met can be used to buy back debt at par from its holders. The company also has credit support from two subsidiaries of Dex One Corporation, the holding company.

Although the prices of RH Donnelley have moved up substantially from December 31, 2012, we believe that it is still undervalued.

The price of MBIA Corp.'s 14% ("MBIA") fell following rumors in December that it might not get permission from the New York State Department of Financial Services to pay interest that was due on January 15, 2013. Although the company was not permitted to make that interest payment, the company was not deemed to be in default.

In May 2013, the lawsuits involving MBIA and Bank of America were settled and the price of MBIA Corp. 14% moved up considerably. We sold all of our holdings at $79 apiece. Normally we don't invest based on the outcome of a lawsuit but we believed that MBIA had a strong case. Even if MBIA had lost, we believed that we had an even chance of getting our money back. But we also believed that any kind of a positive settlement would see the bonds appreciate considerably, which is exactly what happened. We limited our investment to less than 5% of the Fund's investment even though our conviction was strong.

Non-Investment (or High Yield) Grade Debt Securities

We believe that non-investment grade debt securities are fully priced. In fact, there is a good chance that they may now be overvalued, and that the possibility of a large permanent loss of capital is high. In addition, their prices don't reflect the risks inherent in these debt securities.

Yours truly,

Francis Chou
Portfolio Manager and CEO
Chou America Management Inc.

The views in this report were those of the Fund manager as of June 30, 2013, and may not reflect his view on the date this report is first published or anytime thereafter. The views are intended to assist the shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice. This letter may contain discussions about certain investments held and not held in the portfolio.  All current and future holdings are subject to risk and to change. There can be no guarantee of success with any technique, strategy or investment.

The Barclays Capital U.S. Corporate High Yield Index is comprised of issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity. One cannot invest directly in an index.

3

CHOU OPPORTUNITY FUND PERFORMANCE CHART AND ANALYSIS JUNE 30, 2013

4

CHOU INCOME FUND PERFORMANCE CHART AND ANALYSIS JUNE 30, 2013

5

CHOU OPPORTUNITY FUND SCHEDULE OF INVESTMENTS JUNE 30, 2013

		Security
	Shares	Description			Value	* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Common Stock - 48.0%						Gross Unrealized Appreciation		$7,799,246
Communications - 7.2%						Gross Unrealized Depreciation		(2,303,291)
	103,313	Overstock.com, Inc. (a)(b)			$2,913,426	Net Unrealized Appreciation		$5,495,955
	519,507	UTStarcom Holdings Corp. (a)			1,381,889
					4,295,315	The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For
Consumer Discretionary - 6.8%						more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in
	37,904	Sears Canada, Inc. (a)			394,201	Note 2 of the accompanying Notes to Financial Statements.
	87,500	Sears Holdings Corp. (a)			3,682,000	The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of June 30, 2013.
					4,076,201
Financials - 8.1%						Valuation Inputs	Investments in Securities	Other Financial Instruments**
	157,480	Asta Funding, Inc.			1,362,202	Level 1 - Quoted Prices	$34,137,514	$(802,500)
	260,000	MBIA, Inc. (a)			3,460,600	Level 2 - Other Significant Observable Inputs	2,737,000	-
					4,822,802	Level 3 - Significant Unobservable Inputs	-	(12,555)
Information Technology - 0.9%						Total	$36,874,514	$(815,055)
	43,200	Dell, Inc.			576,720
						** Other Financial Instruments are derivative instruments not reflected in the Total Investments in Securities, such as written options, which are
Materials - 25.0%						valued at their market value at period end.
	1,131,940	Resolute Forest Products (a)(b)			14,907,650
Total Common Stock						The Level 1 value displayed in the Investments in Securities column of this table is Common Stock, Preferred Stock and Warrants. The Level 2 value
(Cost $25,750,686)					28,678,688	displayed in the Investments in Securities column of this table is Corporate Convertible Bonds. Refer to the Schedule of Investments for a further
						breakout of each security by type.
Warrants - 9.2%						The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used
	377,430	Bank of America Corp. (a)			2,060,768	to determine fair value.
	150,000	JPMorgan Chase & Co. (a)			2,340,000			Written Options
	77,400	Wells Fargo & Co. (a)			1,058,058	Balance as of 12/31/12		$-
Total Warrants						Transfers In/(Out)		(12,555)
(Cost $2,940,002)					5,458,826	Balance as of 06/30/13		$(12,555)
						Net change in unrealized appreciation/(depreciation) from investments held as of 06/30/13 **		$230,962
		Security
	Principal	Description	Rate	Maturity	Value	**The change in unrealized appreciation (depreciation) is included in net change in unrealized appreciation (depreciation) of written options in
Corporate Convertible Bonds - 4.6%						the accompanying Statement of Operations.
Consumer Staples - 4.6%						The Fund utilizes the end of period methodology when determining transfers in or out of the Level 3 category.
	$2,800,000	MannKind Corp. (Cost $2,426,229)	3.75%	12/15/13	2,737,000	There were no transfers between Level 1 and Level 2 for the period ended June 30, 2013.
						AFA
Total Investments in Securities - 61.8%						PORTFOLIO HOLDINGS
(Cost $31,116,917)*					$36,874,514	% of Total Investments
						Communications		11.6%
		Security	Strike	Exp.		Consumer Discretionary		11.1%
	Contracts	Description	Price	Date	Value	Consumer Staples		7.4%
Written Options - (1.4)%						Financials		13.1%
Call Options Written - (1.4)%						Information Technology		1.6%
	(414)	Overstock.com, Inc.	$25.00	12/13	(240,120)	Materials		40.4%
	(618)	Overstock.com, Inc.	20.00	12/13	(562,380)	Warrants		14.8%
	(2,511)	Resolute Forest Products (c)	20.00	10/13	(12,555)			100.0%
Total Call Options Written
(Premiums Received $(553,413))*					(815,055)
Other Assets & Liabilities, Net – 39.6%					23,638,335
Net Assets – 100.0%					$59,697,794

(a)	Non-income producing security.
(b)	Subject to call option written by the Fund.
(c)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $(12,555) or (0.0)% of net assets.

See Notes to Financial Statements.	6

CHOU INCOME FUND SCHEDULE OF INVESTMENTS JUNE 30, 2013

	Security					Security
Shares	Description			Value	Shares	Description		Rate		Maturity	Value
Equity Securities - 11.1%					Syndicated Loans - 16.9%
Common Stock - 9.4%					$308,372	Dex Media West, LLC (e)		7.25%		10/24/14	$257,105
Materials - 9.4%					1,404,236	RH Donnelley, Inc. (e)		9.00		10/24/14	1,072,837
3,745	Catalyst Paper Corp. (a)			$3,917	Total Syndicated Loans
145,851	Emerald Plantation Holdings, Ltd. (a)			37,921	(Cost $1,522,185)						1,329,942
52,613	Resolute Forest Products (a)			692,913	Total Fixed Income Securities
				734,751	(Cost $3,794,363)						3,338,420
Total Common Stock					Total Investments - 53.6%
(Cost $190,007)				734,751	(Cost $4,102,295)*						$4,209,175
					Other Assets & Liabilities, Net – 46.4%						3,644,669
		Rate			Net Assets – 100.0%						$7,853,844
Preferred Stock - 1.7%					LLC	Limited Liability Company
Financials - 1.7%					(a)	Non-income producing security.
8,900	Sears Roebuck Acceptance Corp. (Cost $117,925)	7.00%		136,004	(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to
					$270,875 or 3.4% of net assets.
Total Equity Securities					(c)	Payment in-Kind Bond. Security that gives the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities.
(Cost $307,932)				870,755	(d)	Security is currently in default and is on scheduled interest or principal payment.
					(e)	Variable rate security. Rate presented is as of June 30, 2013.
	Security
Principal	Description	Rate	Maturity	Value	* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Fixed Income Securities - 42.5%					Gross Unrealized Appreciation						$667,962
Corporate Convertible Bonds - 18.3%					Gross Unrealized Depreciation						(561,082)
Communications - 0.5%					Net Unrealized Appreciation						$106,880
$30,000	Level 3 Communications, Inc.	6.50%	10/01/16	41,081
					The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For
Consumer Discretionary - 3.5%					more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in
275,000	RadioShack Corp. (b)	2.50	08/01/13	270,875	Note 2 of the accompanying Notes to Financial Statements.
					The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013.
Consumer Staples - 8.7%
700,000	MannKind Corp.	3.75	12/15/13	684,250		Level 1	Level 2		Level 3		Total
					Investments At Value
Financials - 4.5%					Common Stock Materials	$734,751	$-		$-		$734,751
850,000	Atlanticus Holdings Corp.	5.88	11/30/35	350,094	Preferred Stock	136,004	-		-		136,004
					Corporate Convertible Bonds	-	1,432,300		-		1,432,300
Materials - 1.1%					Corporate Non-Convertible Bonds	-	576,178		-		576,178
400,000	USEC, Inc.	3.00	10/01/14	86,000	Syndicated Loans	-	1,329,942		-		1,329,942
Total Corporate Convertible Bonds					Total Investments At Value	$870,755	$3,338,420		$-		$4,209,175
(Cost $1,655,231)				1,432,300
Corporate Non-Convertible Bonds - 7.3%					There were no transfers between Level 1 and Level 2 for the period ended June 30, 2013.
Communications - 3.2%					AFA
44,349	Dex One Corp. (c)	14.00	01/29/17	29,714	PORTFOLIO HOLDINGS
200,000	Media General, Inc.	11.75	02/15/17	222,000	% of Total Investments
				251,714	Common Stock						17.5%
Materials - 4.1%					Preferred Stock						3.2%
314,899	Catalyst Paper Corp. (c)	11.00	10/30/17	226,727	Corporate Convertible Bonds						34.0%
157,677	Emerald Plantation Holdings, Ltd.	6.00	01/30/20	90,664	Corporate Non-Convertible Bonds						13.7%
193,000	Sino-Forest Corp. (d)	10.25	07/28/14	1,448	Syndicated Loans						31.6%
125,000	Sino-Forest Corp. (d)	10.25	07/28/14	938							100.0%
225,000	Sino-Forest Corp. (d)	6.25	10/21/17	1,687
400,000	Sino-Forest Corp. (d)	6.25	10/21/17	3,000
				324,464
Total Corporate Non-Convertible Bonds
(Cost $616,947)				576,178

See Notes to Financial Statements.	7

CHOU AMERICA MUTUAL FUNDS STATEMENTS OF ASSETS AND LIABILITIES JUNE 30, 2013

	120	CHOU OPPORTUNITY FUND	CHOU INCOME FUND
ASSETS
Total investments, at value (Cost $31,116,917 and $4,102,295, respectively)		$36,874,514	$4,209,175
	Cash	24,550,915	3,562,887
	Receivables:
	Fund shares sold	1,100	100
	Dividends and interest	10,865	74,282
adviser	From investment adviser	-	4,636
	Prepaid expenses	18,339	17,310
Total Assets		61,455,733	7,868,390

LIABILITIES
	Payables:
	Call options written, at value (Premiums received $553,413 and $0, respectively)	815,055	-
	Investment securities purchased	860,034	-
	Accrued Liabilities:
adviser	Investment adviser fees	54,498	-
	Trustees’ fees and expenses	573	28
	Fund services fees	17,012	5,685
	Other expenses	10,767	8,833
Total Liabilities		1,757,939	14,546

NET ASSETS		$59,697,794	$7,853,844

COMPONENTS OF NET ASSETS
	Paid-in capital	$50,596,354	$7,936,235
	Distributions in excess of net investment income	(147)	(147,755)
	Accumulated net realized gain (loss)	3,605,632	(41,516)
	Net unrealized appreciation	5,495,955	106,880
NET ASSETS		$59,697,794	$7,853,844
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)		4,517,071	699,787
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*		$13.22	$11.22
*	Shares redeemed or exchanged within 120 days of purchase are charged a 2.00% redemption fee.

See Notes to Financial Statements.	8

CHOU AMERICA MUTUAL FUNDS STATEMENTS OF OPERATIONS SIX MONTHS ENDED JUNE 30, 2013

	CHOU OPPORTUNITY FUND	CHOU INCOME FUND
INVESTMENT INCOME
Dividend income	$6,912	$7,788
Interest income	459,438	388,167
Total Investment Income	466,350	395,955
adviser
EXPENSES
Investment adviser fees	279,195	33,073
Fund services fees	83,938	34,841
Custodian fees	5,845	4,999
Registration fees	11,805	10,333
Audit fees	9,554	8,908
Legal fees	10,668	9,666
Trustees' fees and expenses	3,058	2,525
Miscellaneous expenses	14,390	10,994
Total Expenses	418,453	115,339
Fees waived and expenses reimbursed	-	(65,729)
Net Expenses	418,453	49,610

NET INVESTMENT INCOME	47,897	346,345

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	6,473,446	4,688
Foreign currency transactions	(46)	5,377
Written options	(879,537)	-
Net realized gain	5,593,863	10,065
Net change in unrealized appreciation (depreciation) on:
Investments	2,101,800	715,391
Foreign currency translations	-	(4,290)
Written options	(312,537)	-
Net change in unrealized appreciation (depreciation)	1,789,263	711,101
NET REALIZED AND UNREALIZED GAIN	7,383,126	721,166
INCREASE IN NET ASSETS FROM OPERATIONS	$7,431,023	$1,067,511

See Notes to Financial Statements.	9

CHOU AMERICA MUTUAL FUNDS STATEMENTS OF CHANGES IN NET ASSETS

	CHOU OPPORTUNITY FUND		CHOU INCOME FUND

December 31, 2011		Shares		Shares
NET ASSETS DECEMBER 31, 2011	$56,724,467	$56,724,467	$5,050,966	$5,050,966

OPERATIONS
Net investment income	1,409,635		924,213
Net realized gain (loss)	1,147,690		(67,882)
Net change in unrealized appreciation (depreciation)	9,429,759		835,812
Increase in Net Assets Resulting from Operations	11,987,084		1,692,143

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(1,412,330)		(1,020,482)
Net realized gain	(3,827,151)		(2,631)
Total Distributions to Shareholders	(5,239,481)		(1,023,113)

CAPITAL SHARE TRANSACTIONS
Sale of shares	9,349,092	917,582	278,335	26,939
Reinvestment of distributions	5,200,343	471,230	985,095	104,375
Redemption of shares	(36,901,149)	(3,457,214)	(255,475)	(27,286)
Redemption fees	11,264	-	-	-
Increase (Decrease) in Net Assets from Capital Share Transactions	(22,340,450)	(2,068,402)	1,007,955	104,028
Increase (Decrease) in Net Assets	(15,592,847)		1,676,985
December 31, 2012
NET ASSETS DECEMBER 31, 2012 (Including line (a))	$41,131,620		$6,727,951

OPERATIONS
Net investment income	47,897		346,345
Net realized gain	5,593,863		10,065
Net change in unrealized appreciation (depreciation)	1,789,263		711,101
Increase in Net Assets Resulting from Operations	7,431,023		1,067,511

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(47,801)		(341,261)

CAPITAL SHARE TRANSACTIONS
Sale of shares	18,924,689	1,541,016	1,835,745	161,641
Reinvestment of distributions	47,502	3,585	335,387	29,864
Redemption of shares	(7,881,414)	(631,486)	(1,772,595)	(173,340)
Redemption fees	92,175	-	1,106	-
Increase in Net Assets from Capital Share Transactions	11,182,952	913,115	399,643	18,165
Increase in Net Assets	18,566,174		1,125,893
June 30, 2013
NET ASSETS JUNE 30, 2013 (Including line (b))	$59,697,794		$7,853,844

(a) Distributions in excess of net investment income December 31, 2012	$(243)		$(152,839)
(b) Distributions in excess of net investment income June 30, 2013	$(147)		$(147,755)

See Notes to Financial Statements.	10

CHOU OPPORUNITY FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Six Months Ended		For the Years Ended December 31,		July 1, 2010 (a) through
	June 30, 2013		2012	2011	December 31, 2010

NET ASSET VALUE, Beginning of Period	$11.41		$10.00	$12.20	$10.00
INVESTMENT OPERATIONS
Net investment income (loss) (b)	0.01		0.32	0.02	(0.09)
Net realized and unrealized gain (loss)	1.79		2.68	(2.19)	2.29
Total from Investment Operations	1.80		3.00	(2.17)	2.20
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.01)		(0.40)	(0.01)	—
Net realized gain	—		(1.19)	(0.02)	—
Total Distributions to Shareholders	(0.01)		(1.59)	(0.03)	—
REDEMPTION FEES (b)	0.02		— (c)	— (c)	—
NET ASSET VALUE, End of Period	$13.22		$11.41	$10.00	$12.20
TOTAL RETURN	15.96	%(d)	30.81%	(17.78)%	22.00	%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$59,698	$41,132		$56,724	$1,039
Ratios to Average Net Assets:
Net investment income (loss)	0.17	%(e)	2.89%	0.15%	(1.60	)%(e)
Net expense	1.50	%(e)	1.48%	1.53%	1.75	%(e)
Gross expense (f)	1.50	%(e)	1.55%	1.93%	28.58	%(e)
PORTFOLIO TURNOVER RATE	27	%(d)	17%	11%	33	%(d)

(a)				Commencement of operations.
(b)				Calculated based on average shares outstanding during each period.
(c)				Less than $0.01 per share.
(d)				Not annualized.
(e)				Annualized.
(f)				Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	11

CHOU INCOME FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Six Months Ended		For the Years Ended December 31,		July 1, 2010 (a) through
	June 30, 2013		2012	2011	December 31, 2010
NET ASSET VALUE, Beginning of Period	$9.87		$8.74	$11.60	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.58		1.58	1.30	0.20
Net realized and unrealized gain (loss)	1.28		1.27	(2.86)	1.65
Total from Investment Operations	1.86		2.85	(1.56)	1.85
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.51)		(1.72)	(1.27)	(0.25)
Net realized gain	—		— (c)	(0.03)	—
Total Distributions to Shareholders	(0.51)		(1.72)	(1.30)	(0.25)
REDEMPTION FEES (b)	—	(c)	—	— (c)	—
NET ASSET VALUE, End of Period	$11.22		$9.87	$8.74	$11.60
TOTAL RETURN	18.82	%(d)	34.69%	(13.83)%	18.54	%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$7,854	$6,728		$5,051	$766
Ratios to Average Net Assets:
Net investment income	10.47	%(e)	16.25%	12.24%	3.82	%(e)
Net expense	1.50	%(e)	1.50%	1.50%	1.50	%(e)
Gross expense (f)	3.49	%(e)	4.09%	4.71%	33.37	%(e)
PORTFOLIO TURNOVER RATE	0	%(d)	23%	17%	0	%(d)

(a)				Commencement of operations.
(b)				Calculated based on average shares outstanding during each period.
(c)				Less than $0.01 per share.
(d)				Not annualized.
(e)				Annualized.
(f)				Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	12

CHOU AMERICA MUTUAL FUNDS NOTES TO FINANCIAL STATEMENTS JUNE 30, 2013

Note 1. Organization

The Chou Opportunity Fund and Chou Income Fund (individually, a “Fund” and, collectively the “Funds”) are non-diversified portfolios of Chou America Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. Chou Opportunity Fund’s investment objective is to seek long-term growth of capital. Chou Income Fund’s investment objective is to provide capital appreciation and income production with capital preservation as a secondary consideration.  The Funds commenced operations on July 1, 2010, with the sale of 50,000 shares of each Fund at $10 per share to Chou Associates Management Inc.  Effective March 1, 2012, the name of the Chou Equity Opportunity Fund changed to the Chou Opportunity Fund and the name of the Chou Income Opportunity Fund changed to the Chou Income Fund.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale at the mean of the last bid and ask prices provided by independent pricing services. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Exchange-traded options for which there were no sales reported that day are generally valued at the mean of the last bid and ask prices. Options not traded on an exchange are generally valued at broker-dealer bid quotations. Short-term investments that mature in 60 days or less may be valued at amortized cost.

Each Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in each Fund’s registration statement, performs certain functions as they relate to the administration and oversight of each Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

Each Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets

13

CHOU AMERICA MUTUAL FUNDS NOTES TO FINANCIAL STATEMENTS JUNE 30, 2013

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of June 30, 2013, for each Fund’s investments is included at the end of each Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after each Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Foreign Currency Transactions – Each Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of net asset value. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its net asset value.

Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.

The values of each individual written option outstanding as of June 30, 2013. are disclosed in the Chou Opportunity Fund’s Schedule of Investments.  The volume of open positions may vary on a daily basis as the Fund transacts written options in order to achieve the exposure desired by the adviser. The Chou Opportunity Fund entered into written options with a total value of $928,440 during the period ended June 30, 2013.

14

CHOU AMERICA MUTUAL FUNDS NOTES TO FINANCIAL STATEMENTS JUNE 30, 2013

Transactions in written options during the period ended June 30, 2013, were as follows:

	Calls
	Number of
	Contracts	Premiums
Options Outstanding, December 31, 2012	(1,271)	$(163,390)
Options written	(5,316)	(928,440)
Options terminated in closing transactions	1,694	363,643
Options exercised	1,079	148,851
Options expired	271	25,923
Options Outstanding, June 30, 2013	(3,543)	$(553,413)

Derivatives Transactions - The Chou Opportunity Fund’s use of derivatives during the period ended June 30, 2013, was limited to written options. Following is a summary of how the derivatives are treated in the financial statements and their impact on the Chou Opportunity Fund.

The location on the Statement of Assets and Liabilities of the Chou Opportunity Fund’s derivative positions by type of exposure, all of which are not accounted for as hedging instruments, is as follows:

Contract Type/ Primary Risk Exposure	Location on Statement of Assets and Liabilities	Liability Derivatives

Equity Contracts	Call options written, at value	$(815,055)

Realized and unrealized gains and losses on derivatives contracts entered into during the period ended June 30, 2013, by the Chou Opportunity Fund are recorded in the following locations in the Statement of Operations:

Contract Type/Primary Risk Exposure	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives

Equity Contracts	Realized gain (loss) – Written Options and Change in unrealized appreciation (depreciation) – Written Options	$(879,537)	$(312,537)

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least semi-annually. Distributions to shareholders of net capital gains, if any, are declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.

Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of their taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal

15

CHOU AMERICA MUTUAL FUNDS NOTES TO FINANCIAL STATEMENTS JUNE 30, 2013

excise tax. Therefore, no federal income or excise tax provision is required. Each Fund files a U.S. federal income and excise tax return as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of June 30, 2013, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

Redemption Fees – A shareholder who redeems or exchanges shares within 120 days of purchase will incur a redemption fee of 2.00% of the current net asset value of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to each Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. Each Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.

Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 3. Fees and Expenses

Investment Adviser – Chou America Management Inc. (the “Adviser”) is the investment adviser to each Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from each Fund at an annual rate of 1.00% of each Fund’s average daily net assets.

Distribution – Rafferty Capital Markets, LLC serves as each Fund’s distributor (the “Distributor”). The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 of the Act. Under the Plan, each Fund may pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of each Fund’s average daily net assets for providing distribution and/or shareholder services to the Funds. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to each Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, each Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each Trustee an annual retainer fee of $8,000 for service to the Trust.  Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as a Trustee, including travel and related expenses incurred in attending Board meetings.  No officers of the Funds are compensated by the Funds, but officers are reimbursed for travel and related expenses incurred in attending Board meetings.

Note 4. Expense Reimbursements and Fees Waived

The Adviser has contractually agreed to waive a portion of its fee and reimburse certain expenses to limit total annual operating expenses to 1.50% of the average daily net assets of the Chou Opportunity Fund and Chou Income Fund, through May 1, 2014 (excluding other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses such as litigation). For the period ended June 30, 2013, fees waived and expenses reimbursed were as follows:

16

CHOU AMERICA MUTUAL FUNDS NOTES TO FINANCIAL STATEMENTS JUNE 30, 2013

Investment Adviser Fees Waived	Investment Adviser Expenses Reimbursed	Total Fees Waived and Expenses Reimbursed

Chou Income Fund	$33,073	$32,656	$65,729

The Funds may pay the Adviser for fees reduced and expenses reimbursed pursuant to the expense cap if (1) such payment is made within three years of the fees waived or expense reimbursement, (2) such payment is approved by the Board and (3) and the overall expenses fall below the lesser of the Fund’s then current expense limit or the expense limit in effect at the time of such reimbursement.  For the period July 1, 2010 through June 30, 2013, the Adviser reduced and/or reimbursed fees as follows:

Chou Opportunity Fund
	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
December 31, 2010	$93,139	December 31, 2013	$-
December 31, 2011	$110,128	December 31, 2014	$-
December 31, 2012	$32,384	December 31, 2015	$-

Chou Income Fund
	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
December 31, 2010	$93,362	December 31, 2013	$-
December 31, 2011	$166,086	December 31, 2014	$-
December 31, 2012	$147,380	December 31, 2015	$-
June 30, 2013	$65,729	December 31, 2016	$-

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended June 30, 2013, were as follows:

	Purchases	Sales
Chou Opportunity Fund	$10,321,293	$22,447,234
Chou Income Fund	1,500	1,891,933

Note 6. Federal Income Tax and Investment Transactions

As of December 31, 2012, distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed Ordinary Income	Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total

Chou Opportunity Fund	$-	$(1,988,474)	$3,706,692	$1,718,218
Chou Income Fund	10,990	(51,581)	(768,050)	(808,641)

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities in Chou Income Fund are primarily due to contingent payment debt instruments.

17

CHOU AMERICA MUTUAL FUNDS NOTES TO FINANCIAL STATEMENTS JUNE 30, 2013

For tax purposes, the prior late year ordinary loss was $243 in the Chou Opportunity Fund (realized during the period November 1, 2012 through December 31, 2012).  The prior fiscal year post-October loss was $1,988,231 in the Chou Opportunity Fund.  These losses were recognized for tax purposes on the first business day of each Fund’s current fiscal year, January 1, 2013.

As of December 31, 2012, Chou Income Fund had capital loss carryforwards to offset future capital gains of $51,581.

Note 7. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management has evaluated these amendments and has determined that they did not have a significant impact on the reporting of the financial statement disclosures.

Note 8. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and each Fund has had no such events.

18

CHOU AMERICA MUTUAL FUNDS ADDITIONAL INFORMATION JUNE 30, 2013

Investment Advisory Agreement Approval

 At a meeting held on March 1, 2013, the Board of Trustees of Chou America Mutual Funds, including the Independent Trustees (the “Board”), approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between Chou America Management Inc. (“Chou America”) and Chou America Mutual Funds (the “Trust”), on behalf of the Chou Opportunity Fund (the “Opportunity Fund”) and Chou Income Fund (the “Income Fund” together with the Opportunity Fund, the “Funds”).

In voting to approve the renewal of the Advisory Agreement, the Board considered the overall fairness of the Advisory Agreement and factors it deemed relevant with respect to each Fund including, but not limited to: (1) the nature, extent and quality of the services provided to each Fund; (2) the performance of each Fund as compared to the Fund’s benchmark index, peer group funds selected by Lipper, Inc. (“Lipper Peer Group”) and compiled by Atlantic, and Canadian funds with similar investment objectives and policies managed by the Fund’s portfolio manager (“Comparable Funds”) for Chou America’s Canadian affiliate; (3) the level of the fees and the overall expenses of each Fund and how those compared to each Fund’s Lipper Peer Group and Comparable Funds; (4) the costs of services provided to the Funds and the profitability of Chou America; and (5) the effect of, as applicable, the growth or decline of fund assets on the advisory fee (i.e., economies of scale) and whether the fee levels reflect economies of scale for the benefit of investors.  The Board did not identify any single factor or item of information as all-important or controlling.

In considering the approval of the Advisory Agreement, the Board considered a broad range of information provided by Chou America, including but not limited to, reports relating to each Fund’s performance and expenses, information on related entities, certain portfolio compliance policies and the background and experience of the portfolio manager.  In addition, the Board considered a memorandum from its legal counsel regarding the Board’s fiduciary duties in considering the renewal of the Advisory Agreement.  The Board also meets each quarter to review various aspects of the Funds.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature, extent and quality of the advisory services provided by Chou America to each Fund under the Advisory Agreement.  The Board considered that Chou America does not have any clients other than the Funds. The Board noted that Chou America has provided high quality advisory services to the Funds.  The Board also noted that Francis Chou, the Funds’ portfolio manager, manages Canadian mutual funds with investment strategies similar to those of the Funds through an affiliated Canadian adviser.  The Board noted Chou America’s representation that it has the financial resources and appropriate staffing to manage the Funds and to meet its expense reimbursement obligations.  The Board also reviewed and considered the qualifications of the portfolio manager to each Fund.

Performance

In connection with a presentation by Chou America regarding its approach to managing the Funds, the Board considered the one-year and since-inception performance of each Fund as of December 31, 2012 as compared to Comparable Funds and its benchmark index.  The Board also considered the one-year performance information as of January 31, 2013 as compared to each Fund’s benchmark index, and Lipper Peer Group funds' performance information compiled by Atlantic. The Board considered that the Opportunity Fund outperformed its primary benchmark, the S&P 500 Index, for the one-year periods ended December 31, 2012 and January 31, 2013, but underperformed for the since inception period ended December 31, 2012.  Additionally, the Board considered that the Income Fund had outperformed its benchmark index, the Barclays Capital U.S. Corporate High Yield Index, for the one-year periods ended December 31, 2012, and January 31, 2013, and the since inception period ended December 31, 2012.  The Board also considered that the Opportunity Fund and the Income Fund had out-performed their respective Lipper Peer Group funds for the one-year period ended January 31, 2013 and Comparable Funds for the one-year period ended December 31, 2012.  Based on the foregoing, the Board determined that Chou America’s management of the Funds could benefit the Funds and their shareholders.

Fees and Expenses

The Board considered the advisory fee rates charged to each Fund relative to the fee rates paid by the Fund’s Lipper Peer Group and Comparable Funds.  The Board also considered the total expense ratios of each Fund relative to the Lipper Peer Group funds for the period ended June 30, 2012.  The Board also considered that Chou America contractually agreed to continue its fee waivers and expense caps for each Fund’s 2013 fiscal year.  The Board considered comparisons that excluded Rule 12b-1

19

CHOU AMERICA MUTUAL FUNDS ADDITIONAL INFORMATION JUNE 30, 2013

fees, given that each Fund does not currently charge such fees.  In reviewing the Lipper Peer Group expense information provided,  the Board noted that the Lipper Peer Group contractual and actual advisory fee information, which included advisory and administrative fees, did not include fee waivers and/or expense reimbursements. The Board further considered that Chou America waived a portion and all of its advisory fees for the Opportunity Fund and Income Fund, respectively.  As such, the Trustees gave less weight to the comparisons for the advisory fee rate information for each Fund and more weight to each Fund’s total expense ratio.

With respect to the Opportunity Fund, the Board considered that the Fund’s contractual and actual advisory fee rates were higher than the Lipper Peer Group average and its total expense ratio was lower than the Lipper Peer Group average. The Board also considered that the Opportunity Fund's total expense ratio reflected fees waived and/or expenses reimbursed.  With respect to the Income Fund, the Board considered that the actual advisory fee rate was lower than the Lipper Peer Group average and the contractual advisory fee rate and total expense ratio were higher than the Lipper Peer Group average. The Board also considered that the Income Fund's total expense ratio reflected fees waived and/or expenses reimbursed.

The Board also considered the Funds’ advisory fee rates are lower than the advisory fee rates charged to Comparable Funds.  However, the Board noted that the advisory fee for one Comparable Fund was waived in its entirety, and that the fee rates for the Comparable Funds are the result of the different market and regulatory structures in the U.S. and Canada, as well as compliance costs and other expenses incurred by Chou America’s Canadian affiliate, that are not incurred by Chou America.

Costs of Services and Profitability

The Board considered the costs to operate the Funds and the profitability of Chou America.  The Board reviewed the fees paid by each Fund to Chou America for the fiscal year ended December 31, 2012.  The Board also reviewed the profit and loss statement provided by Chou America on a fund-by-fund basis and considered Chou America’s methodology with respect to the profitability calculation. In this regard, the Board noted that Chou America was profitable with respect to services provided to the Opportunity Fund, but not the Income Fund.

Economies of Scale

With respect to economies of scale, the Board considered the current asset size of the Funds.  In this regard, the Board also considered Chou America’s representation that while there is potential for economies of scale in connection with the services that Chou America provides to the Funds, Chou America does not believe that breakpoints in the fee schedules of the Funds would be appropriate in the absence of significant growth of Fund assets.

Other Benefits

The Board noted that Chou America did not identify any indirect "fall-out" benefits that accrue to Chou America or its affiliates (other than its direct compensation) from Chou America's relationship with the Funds. The Board also noted that Chou America represented that it does not use soft-dollars as set forth in Section 28(e) of the Securities and Exchange Act of 1934, as amended. Based on the foregoing representation, the Board concluded that other benefits received by Chou America from its relationship with the Funds were not a material factor to consider in approving the Advisory Agreement.

Conclusion

Based on its evaluation of these and other factors, the Board concluded with respect to each Fund that (1) each Fund was reasonably likely to benefit from the nature, quality and extent of services provided by Chou America; (2) each Fund’s performance was satisfactory in light of all the factors considered by the Board; (3) the profits, as applicable, and fees payable to Chou America were reasonable in the context of all the factors considered by the Board; and (4) the current advisory fee rate structure provides each Fund's shareholders with reasonable benefits associated with economies of scale.  In light of these conclusions, the Board determined, in its business judgment, to renew the Advisory Agreement.

Proxy Voting Information

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling (877) 682-6352 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. Each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (877) 682-6352 and on the SEC’s website at www.sec.gov.

20

CHOU AMERICA MUTUAL FUNDS ADDITIONAL INFORMATION JUNE 30, 2013

Availability of Quarterly Portfolio Schedules

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013, through June 30, 2013.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	January 1, 2013	June 30, 2013	Period*	Ratio*
Chou Opportunity Fund
Actual	$1,000.00	$1,159.55	$8.03	1.50%
Hypothetical (5% return before taxes)	$1,000.00	$1,017.36	$7.50	1.50%

Chou Income Fund
Actual	$1,000.00	$1,188.22	$8.14	1.50%
Hypothetical (5% return before taxes)	$1,000.00	$1,017.36	$7.50	1.50%

*
Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period.

21

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME  04112
(877) 682-6352

INVESTMENT ADVISER
Chou America Management Inc.
110 Sheppard Ave. East
Suite 301, Box 18
Toronto, Ontario, Canada M2N 6Y8

TRANSFER AGENT
Atlantic Fund Services
P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530
www.raffcap.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information.

243-SAR-0613

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      Chou America Mutual Funds

By           /s/ Francis S.M.Chou
Francis S.M. Chou, Principal Executive Officer

Date           08/26/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By           /s/ Francis S.M.Chou
Francis S.M. Chou, Principal Executive Officer

Date           08/26/13

By           /s/ Michael J. McKeen
Michael J. McKeen, Principal Financial Officer

Date           08/26/13